Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events:

(a)	Declaration of Dividends (common stock): On July 2, 2015, the Company declared a dividend for the second quarter ended June 30, 2015, of $0.29 per share on our common stock, payable on August 5, 2015, to stockholders of record on July 22, 2015.

(b)	Declaration and Payment of Dividends (preferred stock Series B, Series C and Series D): On July 2, 2015, the Company declared a cash dividend of $953 or $0.476563 per share on its Series B Preferred Stock, a cash dividend of $2,125 or $0.531250 per share on its Series C Preferred Stock and a cash dividend of $1,507 or $0.376736 per share on its Series D Preferred Stock, to holders of record on July 14, 2015.